Document and Entity Information - USD ($)	12 Months Ended
	May 31, 2017	Sep. 12, 2017	Nov. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Bemax, Inc.
Entity Central Index Key	0001613895
Trading Symbol	BMXC
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Document Type	10-K
Document Period End Date	May 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		301,640,836